Harbor PanAgora Dynamic Large Cap Core ETF Annual Total Returns	12 Months Ended
Dec. 31, 2025
Harbor PanAgora Dynamic Large Cap Core ETF | NONE or SAME
Prospectus [Line Items]
Annual Return [Percent]	19.54%